Significant Accounting Policies and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies and Basis of Presentation [Abstract]
Schedule of Consolidated Statements of Operation	The following table presents the impact of the restatement on the Company’s previously reported consolidated statements of operation for the fiscal year ended December 31, 2021. The values as previously reported were derived from the 2021 consolidated financial statements contained in the Company registration statement.
	Fiscal Year Ended December 31, 2021
	As Previously Reported	Restatement Impacts	As Restated
Loss before income taxes	(1,256,732)	-	(1,256,732)

Benefit (provision) for income taxes	(266,469)	192,139	(74,330)

Net loss	$(1,523,201)	$192,139	$(1,331,062)

Net loss per Class A and B common shares:
Basic and diluted	$(0.30)	$0.03	$(0.27)
Weighted average shares outstanding per Class A and B common shares:
Basic and diluted	5,001,699	5,001,699	5,001,699

Schedule of Consolidated Balance Sheet	The following table presents the impact of the restatement on the Company’s previously reported consolidated balance sheet as of December 31, 2021. The values as previously reported were derived from the 2021 consolidated financial statements contained in the Company registration statement.
	Fiscal Year Ended December 31, 2021
	As Previously	Restatement	As
	Reported	Impacts	Restated
Refundable income tax	$-	$192,139	$192,139
Total assets	$6,137,625	$192,139	$6,329,764
Accumulated deficit	$(1,523,661)	$192,139	$(1,331,522)
Total stockholder’s deficit	$(1,061,230)	$192,139	$(869,091)
Total liabilities and stockholder’s deficit	$6,137,625	$192,139	$6,329,764

Schedule of Property and Equipment	Estimated useful lives are as follows for major classes of property and equipment:
Computers and equipment	3 – 7 years
Furniture and fixtures	5 – 7 years
Automobile	5 – 7 years
Leasehold improvements	5 – 15 years
Buildings	5 – 15 years

Summary of Potentially Dilutive Shares Excluded from Computation of Earnings Per Share	The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:
	September 30,
	2023	2022
Warrants	959,610	-
Convertible Series A Preferred Shares	1,823,366	-
Total	2,782,976	-